Acquisitions and disposals	12 Months Ended
Mar. 31, 2026
Disclosure of Acquisitions and Disposals
Acquisitions and disposals

27. Acquisitions and disposals
The note below provides details of acquisition and disposal transactions for the current year as well as those completed in the prior year. For further details see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’ to the consolidated financial statements.
Accounting policies
Business combinations
Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the consolidated income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date, which is the date on which control is transferred to the Group. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amount of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling
shareholders in the acquiree may initially be measured either at fair value or at the non-controlling
shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition
basis.
Acquisition of interests from
non-controlling
shareholders
In transactions with
non-controlling
parties that do not result in a change in control, the difference between the fair value of the consideration paid or received and the amount by which the non-controlling
interest is adjusted, is recognised in equity.
Disposals
The difference between the carrying value of the net assets disposed of and the fair value of consideration received is recorded as a gain or loss on disposal. Foreign exchange translation gains or losses relating to subsidiaries, joint arrangements and associates that the Group has disposed of, and that have previously been recorded in other comprehensive income or expense, are also recognised as part of the gain or loss on disposal.
Purchase of subsidiaries
The aggregate cash consideration in respect of the purchase of subsidiaries, net of cash acquired, is summarised below.

	2026 €m	2025 € m

Net cash consideration paid

Merger of Vodafone Limited and Hutchison 3G UK Holdings Limited in the UK	(31)	–

Acquisition of Cloudforce 1 GmbH (‘Skaylink’)	(175)	–

Other	(37)	(9)

Net cash acquired	50	–

	(193)	(9)
Merger of Vodafone Limited and Hutchison 3G UK Holdings Limited in the UK
On 31 May 2025, the Group and CK Hutchison Group Telecom Holdings Limited (‘CKHGT’), a wholly owned subsidiary of CK Hutchison Holdings Limited (‘Hutchison’), transferred their UK telecommunication businesses, respectively Vodafone Limited (‘Vodafone UK’) and Hutchison 3G UK Holdings Limited (‘Three UK’), into VodafoneThree Holdings Limited (‘VTHL’). Following completion, VTHL is a subsidiary of the Group, in which the Group owns 51% of the issued share capital and CKHGT indirectly owns 49%, and Vodafone UK and Three UK are wholly owned subsidiaries of VTHL.
Consideration paid by the Group to Hutchison was 49% of Vodafone UK’s equity, subject to closing adjustments that will be settled in cash. Vodafone UK and Three UK were contributed with differential debt amounts owing to their respective shareholders at closing to achieve the required ownership structure. The Group advanced loans of £6,010 million to VTHL, of which £1,684 million was utilised to settle Three UK’s outstanding debt with Hutchison. In addition, Vodafone and Hutchison jointly contributed, in proportion to their shareholdings, a total of £600 million of equity funding on completion, with a further total of £200 million jointly contributed in April 2026.
As part of the transaction, Vodafone and Hutchison agreed a framework to enable Vodafone to acquire Hutchison’s 49% shareholding in VTHL through a Vodafone call or a Hutchison put option which may be exercised at fair market value, subject to customary third party approvals and consents, and settled in cash or new Vodafone Group Plc shares, at the Group’s option, subject to certain conditions. The call and put options will become exercisable after three full financial years following closing, providing that the fair market enterprise value of VTHL reaches a minimum of £16.5 billion until after the seventh financial year following completion, when this threshold will cease to apply to the exercise of the Hutchison put option. As the Group has the ability to settle the put option with Vodafone Group Plc shares, no put option liability will initially be recorded.

A purchase price allocation has been performed as at 31 May 2025, the acquisition date, and is set out in the table below.

€ m

Other intangible assets 1	2,555

Property, plant and equipment	3,457

Inventory	43

Trade and other receivables	867

Cash and cash equivalents	27

Current and deferred taxation	88

Borrowings	(4,160)

Trade and other payables	(675)

Provisions	(69)

Net identifiable assets acquired	2,133

Non-controlling interests 2	(1,045)

Goodwill 3	1,358

Total consideration 4	2,446
Notes:

1.	Identifiable intangible assets of € 2,555 million consisted of acquired licences of € 975 million, computer software of € 887 million, customer relationships of € 467 million and brand of € 226 million.

2.	Measured at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed.

3.	The goodwill is attributable to future profits to be generated from new customers and the synergies expected to arise after the Group’s acquisition of the business.

4.	Includes closing adjustments of € 178 million payable to Hutchison, of which € 31 million was paid in the year.
Transaction costs of
€
30
 million were charged to Other (expense)/income in the Group’s consolidated income statement in the year ended 31 March 2026.
From the date of acquisition, the acquired entities have contributed
€
2,302
 million of revenue and a loss of
€
551
 million is included in the loss for the financial year of the Group. If the acquisition had taken place at the beginning of the financial year, Group revenue would have been
€
40,957

million and the Group loss for the financial year would have been
€
155
 million.
As part of the merger of Vodafone and Three in the UK, the Group gave up a
49
% interest in Vodafone UK to Hutchison, with consideration taking the form of
51
% of Three UK’s equity, subject to closing adjustments that will be settled in cash. The Group recognised non-controlling
interests of
€
1,208

million and a net gain of
€
603 million in retained earnings in relation to this transaction.
Additionally,
non-controlling
interests of
€
348 million were recognised in relation to Hutchison’s proportionate contribution of the £600 million equity funding raised by VTHL on closing, this being settled by way of offset against amounts due to Hutchison.
Acquisition of Cloudforce 1 GmbH
On 17 December 2025, the Group announced it had completed the acquisition of Cloudforce 1 GmbH (‘Skaylink’) for a total cash consideration of
€
175 million. The aggregate fair values of goodwill, identifiable assets, liabilities recognised on acquisition were
€
107 million,
€
110 million and
€
42 million, respectively. The acquisition enhances the Group’s cloud consulting and managed services capabilities and has been accounted for as a business combination in accordance with IFRS 3, with Skaylink consolidated from the acquisition date.
Other transactions with
non-controlling
shareholders in subsidiaries
The aggregate net cash received in respect of other transactions with non-controlling shareholders in subsidiaries was €100 million (2025: €8 million) including

€
125 million (2025:
€
25
million) received from Accenture Holdings B.V. for a non-controlling interest in Vodafone Shared Operations Limited.

Disposal of subsidiaries
The aggregate cash consideration in respect of the disposal of subsidiaries, net of cash disposed, is as follows:

	2026 €m	2025 € m

Cash consideration (paid)/received

Vodafone Spain	(33)	3,669

Vodafone Italy	(98)	7,707

Net cash disposed	–	(155)

	(131)	11,221
Vodafone Spain
In the comparative year, on 31 May 2024, the Group announced it had completed the sale of Vodafone Holdings Europe, S.L.U. (‘Vodafone Spain’) to Zegona Communications plc (‘Zegona’) for
€
4,069
million in cash (subject to closing accounts adjustments, which were finalised during the year ended 31 March 2026) and up to
€
900
million of non-cash consideration in the form of redeemable preference shares, which were settled during the year ended 31 March 2026.
€
400
million of the cash received related to future services to be provided by the Group to Zegona and was deferred on the Group’s statement of financial position. The disposal resulted in a loss of

€
148
million in the comparative year.
The table below summarises the net assets disposed on 31 May 2024 and the resulting loss.

€ m

Other intangible assets	(996)

Property, plant and equipment	(5,058)

Other investments	(3)

Inventory	(40)

Trade and other receivables	(1,033)

Cash and cash equivalents	(91)

Current and deferred taxation	2

Borrowings	1,205

Trade and other payables	1,143

Provisions	181

Net assets disposed	(4,690)

Cash proceeds 1	3,669

Non-cash consideration (Zegona shares) 2	807

Other effects	66

Net loss on disposal 3	(148)
Notes:

1.	Excludes € 400 million of consideration related to future services to be provided by the Group to Zegona.

2.	The non-cash consideration comprises an investment in Zegona shares with a fair value of € 807 million at the transaction date.

3.	Included in ‘Loss for the financial year - Discontinued operations’ in the consolidated income statement.
Vodafone Italy
In the comparative year, on 31 December 2024, the Group announced it had completed the sale of Vodafone Italia S.p.A. (‘Vodafone Italy’) to Swisscom AG for
€
7,885 million in cash (subject to closing accounts adjustments, which were finalised during the year ended 31 March 2026).
€
178 million of the cash received relates to future services to be provided by the Group to Swisscom AG and was deferred on the Group’s statement of financial position. The disposal resulted in a loss of
€
1,133 million in the comparative year.
The table below summarises the net assets disposed on 31 December 2024 and the resulting loss.

€ m

Goodwill	(2,398)

Other intangible assets	(3,479)

Property, plant and equipment	(5,230)

Inventory	(122)

Trade and other receivables	(1,275)

Cash and cash equivalents	(64)

Current and deferred taxation	(144)

Borrowings	2,089

Trade and other payables	1,733

Post employment benefits	35

Provisions	181

Net assets disposed	(8,674)

Cash proceeds 1	7,707

Other effects	(166)

Net loss on disposal 2	(1,133)
Notes:

1.	Excludes € 178 million of consideration related to future services to be provided by the Group to Swisscom AG.

2.	Included in ‘Loss for the financial year - Discontinued operations’ in the consolidated income statement.